Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Chief Executives Officer [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Schedule of payments to key management
	For the year ended December 31
	2019	2018	2017
	USD thousands
Short - term employee benefits	1,776	2,165	2,305
Post-employment benefits	22	16	137
Share based payments	719	574	1,669

	2,517	2,755	4,111

Directors [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Schedule of payments to key management
	For the year ended December 31
	2019	2018	2017
	USD thousands
Short - term benefits	339	268	217
Share based payments	269	86	236

	608	354	453